ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements between the VIEs and the Company' s PRC subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Revenue	¥ 2,118,982	$ 290,299	¥ 1,638,736	¥ 1,790,245
Cost	1,570,276	215,126	1,116,720	1,195,742
Third parties
Variable interest entity
Revenue	299,884	41,084	345,856	453,633
Related party
Variable interest entity
Revenue	1,819,098	$ 249,215	1,292,880	1,336,612
VIEs
Variable interest entity
Net income (loss)	8,160		29,046	(54,008)
VIEs | Group companies
Variable interest entity
Revenue	49,679		23,344	33,574
Cost	(533,402)		(790,069)	(921,869)
VIEs | Related Party and Third Parties
Variable interest entity
Revenue	903,402		1,433,072	1,581,464
Cost	¥ (312,125)		¥ (350,185)	¥ (317,877)